Property and Equipment, Net, by Country (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Long-lived assets:
Property Plant And Equipment Net		$ 23,508	$ 18,000
Netherlands
Long-lived assets:
Property Plant And Equipment Net		284	332
Czech Republic
Long-lived assets:
Property Plant And Equipment Net		9,469	9,431
United States
Long-lived assets:
Property Plant And Equipment Net		9,445	6,462
Canada
Long-lived assets:
Property Plant And Equipment Net		2,203
Other Countries
Long-lived assets:
Property Plant And Equipment Net	[1]	$ 2,107	$ 1,775

[1]	No individual country represented more than 10% of the respective totals.